Operations Classified as Held for Sale	12 Months Ended
Dec. 31, 2018
Assets And Liabilities Classified As Held For Sale [Abstract]
Operations Classified as Held for Sale
Operations classified as held for sale
The breakdown of non-current assets classified as held for sale and liabilities associated at December 31, 2018 is as follows:

Million of euros	Non-current assets as held for sale	Liabilities associated to non-current assets as held for sale
Antares	793	661
Telefónica Móviles Guatemala	376	105
Telefónica Móviles El Salvador	234	71
Other companies	89	—
Total	1,492	837

On November 8, 2018, Telefónica reached an agreement with Grupo Catalana Occidente for the sale of 100% of Antares, for a total amount of 161 million euros. At December 31, 2018, the assets corresponding to Antares were classified as non-current assets held for sale and the liabilities as liabilities associated with non-current assets classified as held for sale (see Note 29).
In addition, on January 24, 2019, Telefonica Centroamérica Inversiones, S.L., 60% of which is owned by Telefónica and 40% by Corporación Multi Inversiones, reached an agreement with América Móvil, S.A.B. of C.V. for the sale of the entire share capital of Telefónica Móviles Guatemala and 99.3% of Telefónica Móviles El Salvador (see Note 29).
The breakdown of non-current assets classified as held for sale and liabilities associated of Antares, Telefónica Móviles Guatemala and Telefónica Móviles El Salvador at December 31, 2018 is as follows:

Million of euros	Antares	T. Guatemala	T. El Salvador
Non-current assets	635	326	184
Intangible assets	1	44	30
Goodwill	—	123	60
Property, plant and equipment	—	157	91
Financial assets and other non-current assets	634	2	2
Deferred tax assets	—	—	1
Current assets	158	50	50
Inventories	—	9	7
Receivables and other current assets	10	25	30
Tax receivables	—	9	3
Other current financial assets	52	—	2
Cash and cash equivalents	96	7	8
Non-current liabilities	656	45	11
Non-current financial liabilities	—	19	—
Payable and other non-current liabilities	—	—	1
Deferred tax liabilities	1	13	5
Non-current provisions	655	13	5
Current liabilities	5	60	60
Current financial liabilities	—	5	18
Payables and other current liabilities	4	52	39
Tax payables	—	3	3
Current provisions	1	—	—